Commitments and Contingencies (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended	15 Months Ended
	Apr. 30, 2013	Oct. 03, 2012	Apr. 19, 2012	Mar. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Linn Energy, LLC [Member]
Loss Contingencies [Line Items]
Amount of general unsecured claims from termination agreements				$ 51
Distribution received under termination agreement	5	3	25		28	33
Recovery of bankruptcy claim included in gains (losses) on oil and natural gas derivatives			$ 18		$ 22